CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues		$ 37,168	$ 22,823	$ 7,960
Direct operating costs		(34,134)	(21,876)	(7,386)
General and administrative expenses		(643)	(340)	(269)
Depreciation and amortization expense		(748)	(371)	(286)
Interest income (expense), net		(498)	(202)	(90)
Equity accounted income, net		10	69	68
Impairment expense, net		(218)	(39)	(261)
Gain on acquisitions/dispositions, net		500	267	57
Other income (expense), net		(136)	(108)	(11)
Income (loss) before income tax		1,301	223	(218)
Income tax (expense) recovery
Current		(186)	(30)	(25)
Deferred		88	22	41
Net income (loss)		1,203	215	(202)
Attributable to:
Limited partners	[1]	74	(58)	3
Brookfield Asset Management Inc.	[2]	0	0	(35)
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	[1]	70	(60)	3
Special Limited Partners		278	142	0
Interest of others in operating subsidiaries		781	191	(173)
Net income (loss)		$ 1,203	$ 215	$ (202)
Basic and diluted earnings per limited partner unit (in usd per share)		$ 1.11	$ (1.04)	$ 0.06

[1]	For the periods subsequent to June 20, 2016.
[2]	For the periods prior to June 20, 2016.